Receivables from financial services (Tables)	12 Months Ended
Dec. 31, 2024
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Schedule of Receivables from financial services

	31 December	31 December
	2024	2023
Non-current receivables from financial services	367,149	856,960
Current receivables from financial services	7,142,345	8,434,770
	7,509,494	9,291,730